Subsequent Events (Details) - USD ($)									6 Months Ended
	Aug. 09, 2024	Jul. 10, 2024	Feb. 22, 2024	Jan. 09, 2024	Dec. 29, 2023	Oct. 12, 2023	Oct. 11, 2023	May 23, 2022	Jun. 30, 2024	Jul. 11, 2024	Jan. 11, 2024	Dec. 31, 2023	Apr. 11, 2022
Subsequent Events [Line Items]
Drawings							$ 400,000
Redemption percentage							100.00%		100.00%
Sponsor amount					$ 200,000	$ 150,000			$ 186,800
Shares issued (in Shares)		3,785,992						1,932,500
Assets held in trust account		$ 43,400,000					$ 40,500,000		$ 1,500			$ 50,000
Ordinary shares, par value (in Dollars per share)									$ 0.03			$ 0.03	$ 10
Shares outstanding (in Shares)		751,837					4,537,829
Public Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 11.47											$ 10
Sponsor [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 10			$ 10
Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital description				(2) approved by special resolution the Denali Merger and related Plan of Merger and to authorize the merger of Denali Merger Sub with and into the Company, with the Company surviving the merger (the “Merger Proposal”);
Withdrawals of redemptions (in Shares)				4,440,202
Public shares (in Shares)				4,440,202
Total assets and total revenue amount			$ 50,000,000
Drawings			50,000,000
Consecutive business amount			$ 50,000,000
Redemption percentage		100.00%
Sponsor amount		$ 20,000
Assets held in trust account											$ 150,000
Ordinary shares, par value (in Dollars per share)		$ 0.02
Subsequent Event [Member] | Extension Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Initial principal balance		$ 15,037
Debt instrument remaining principal balance		$ 164,963
Subsequent Event [Member] | Extension Scilex Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Deposit amount	$ 15,037
Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.02
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Principal amount	180,000	$ 180,000
Initial principal balance	$ 15,037
Subsequent Event [Member] | Sponsor [Member] | Extension Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Deposit amount										$ 15,037
IPO [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)							3,712,171
IPO [Member] | Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Redemption Price Per Share (in Shares)		0.02